1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

November 29, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	SEI Institutional Managed Trust Post-Effective Amendment Nos. 79 and 81 to Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 79 and, under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 81 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of revising the investment strategy and risk disclosure for certain of the Trust’s funds.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:	Ms. Julie Vossler